11008272

Received SEC

NOV 01 2011

Washington, DC 20549

NASDAQ

THE NASDAQ OMX GROUP

Gary Sundick
Vice President
Listing Qualifications

CERT NAS
001-35330

By Electronic Mail Only

November 1, 2011

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on October 28, 2011 The Nasdaq Stock Market (the "Exchange") received from Recovery Energy, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, $0.0001 par value

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Gary N. Sundick